Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	BNY Mellon Investment Funds I
Entity Central Index Key	0000799295
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 26, 2021
Document Effective Date	Feb. 01, 2021
Prospectus Date	Feb. 01, 2021
BNY Mellon Diversified Emerging Markets Fund | Class Y
Prospectus:
Trading Symbol	SBYEX
BNY Mellon Diversified Emerging Markets Fund | Class C
Prospectus:
Trading Symbol	DBECX
BNY Mellon Diversified Emerging Markets Fund | Class A
Prospectus:
Trading Symbol	DBEAX
BNY Mellon Diversified Emerging Markets Fund | Class I
Prospectus:
Trading Symbol	SBCEX
BNY Mellon International Equity Fund | Class Y
Prospectus:
Trading Symbol	NIEYX
BNY Mellon International Equity Fund | Class C
Prospectus:
Trading Symbol	NIECX
BNY Mellon International Equity Fund | Class A
Prospectus:
Trading Symbol	NIEAX
BNY Mellon International Equity Fund | Class I
Prospectus:
Trading Symbol	SNIEX
BNY Mellon Small Cap Growth Fund | Class Y
Prospectus:
Trading Symbol	SSYGX
BNY Mellon Small Cap Growth Fund | Class I
Prospectus:
Trading Symbol	SSETX
BNY Mellon Small Cap Value Fund | Class Y
Prospectus:
Trading Symbol	BOSYX
BNY Mellon Small Cap Value Fund | Class C
Prospectus:
Trading Symbol	BOSCX
BNY Mellon Small Cap Value Fund | Class A
Prospectus:
Trading Symbol	RUDAX
BNY Mellon Small Cap Value Fund | Class I
Prospectus:
Trading Symbol	STSVX
BNY Mellon Small/Mid Cap Growth Fund | Class Z
Prospectus:
Trading Symbol	DBMZX
BNY Mellon Small/Mid Cap Growth Fund | Class Y
Prospectus:
Trading Symbol	DBMYX
BNY Mellon Small/Mid Cap Growth Fund | Class C
Prospectus:
Trading Symbol	DBMCX
BNY Mellon Small/Mid Cap Growth Fund | Class A
Prospectus:
Trading Symbol	DBMAX
BNY Mellon Small/Mid Cap Growth Fund | Class I
Prospectus:
Trading Symbol	SDSCX
BNY Mellon Tax Sensitive Total Return Bond Fund | Class Y
Prospectus:
Trading Symbol	SDYTX
BNY Mellon Tax Sensitive Total Return Bond Fund | Class C
Prospectus:
Trading Symbol	DSDCX
BNY Mellon Tax Sensitive Total Return Bond Fund | Class A
Prospectus:
Trading Symbol	DSDAX
BNY Mellon Tax Sensitive Total Return Bond Fund | Class I
Prospectus:
Trading Symbol	SDITX